United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___033105___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___033105___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5502   147659 SH       SOLE                   147259
Altera Corp.                   COM              021441100     1972    99675 SH       SOLE                    99075
Amgen Inc                      COM              031162100     4557    78291 SH       SOLE                    77991
Apache Corp                    COM              037411105     4205    68675 SH       SOLE                    68425
Applied Materials Inc          COM              038222105     4055   249535 SH       SOLE                   248735
BP PLC - Sp ADR                COM              055622104      315     5045 SH       SOLE                     5045
Bank of America                COM              060505104      548    12437 SH       SOLE                    12437
Best Buy Company               COM              086516101     5018    92900 SH       SOLE                    92625
Bright Horizons Family Solutio COM              109195107     2456    72800 SH       SOLE                    72550
CDW Corporation                COM              12512n105     2365    41725 SH       SOLE                    41425
Cass Info Systems, Inc.        COM              14808p109      347     9010 SH       SOLE                     9010
Cathay General Bancorp         COM              149150104     4162   132140 SH       SOLE                   131640
Cisco Systems Inc              COM              17275R102      378    21150 SH       SOLE                    21150
Coca Cola                      COM              191216100      363     8700 SH       SOLE                     8700
Cognizant Tech Solutions-A     COM              192446102     2624    56790 SH       SOLE                    56565
D.R. Horton Inc.               COM              23331a109     2121    72554 SH       SOLE                    72321
Dentsply International         COM              249030107     4642    85320 SH       SOLE                    85020
Express Scripts                COM              302182100     5622    64480 SH       SOLE                    64305
Exxon/Mobil Corp               COM              30231G102      280     4706 SH       SOLE                     4706
Fiserv Inc                     COM              337738108     4680   117585 SH       SOLE                   117085
General Elec                   COM              369604103      939    26031 SH       SOLE                    26031
Hanmi Financial Corporation    COM              410495105     4025   243220 SH       SOLE                   242420
Hibbett Sporting Goods Inc.    COM              428565105     3416   113709 SH       SOLE                   113359
ITT Industries                 COM              450911102     3804    42155 SH       SOLE                    42005
Investors Financial SVCS       COM              461915100     4604    94135 SH       SOLE                    93785
Johnsn & Johnsn                COM              478160104      211     3140 SH       SOLE                     3140
L-3 Comm Holdings              COM              502424104     4007    56425 SH       SOLE                    56225
Leucadia Natl                  COM              527288104      276     8041 SH       SOLE                     8041
MBNA Corp                      COM              55262L100      340    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      497    20574 SH       SOLE                    20574
Monster Worldwide              COM              611742107     4095   146188 SH       SOLE                   146188
Oshkosh Truck Corp             COM              688239201     6727    82050 SH       SOLE                    81750
Qualcomm Inc                   COM              747525103     4400   120108 SH       SOLE                   119858
Royal Dutch Pete               COM              780257705      228     3800 SH       SOLE                     3800
SCP Pool Corp                  COM              784028102     4615   144845 SH       SOLE                   144370
SEI Investments Company        COM              784117103     3606    99735 SH       SOLE                    99385
Scansource Inc                 COM              806037107     3600    69450 SH       SOLE                    69150
School Specialty Inc           COM              807863105     2388    60975 SH       SOLE                    60445
Sungard Data                   COM              867363103     4913   142400 SH       SOLE                   141925
Target Corp                    COM              87612E106     2851    56990 SH       SOLE                    56840
Teva Pharm Ind-SP ADR          COM              881624209     6352   204974 SH       SOLE                   204324
Texas Regional Bancshares - A  COM              882673106     4047   134406 SH       SOLE                   133906
Toll Brothers Inc              COM              889478103     1991    25250 SH       SOLE                    25150
Tractor Supply                 COM              892356106     5341   122365 SH       SOLE                   121865
United Stationers              COM              913004107      266     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     3260    88705 SH       SOLE                    88405
XTO Energy Inc                 COM              98385x106     2712    82574 SH       SOLE                    82274
Yahoo                          COM              984332106     5378   158633 SH       SOLE                   158433
Yankee Candle Comp             COM              984757104     5032   158725 SH       SOLE                   158325